Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Commitments and Contingencies

NOTE 14 COMMITMENTS AND CONTINGENCIES

Agreements

As previously disclosed, on August 17, 2010, U.S. Cellular and Amdocs Software Systems Limited (“Amdocs”) entered into a Software License and Maintenance Agreement (“SLMA”) and a Master Service Agreement (“MSA”) (collectively, the “Amdocs Agreements”) to develop a Billing and Operational Support System (“B/OSS”).  Pursuant to an updated Statement of Work dated June 29, 2012, the implementation of B/OSS is expected to take until the end of 2013 to complete and total payments to Amdocs are estimated to be approximately $162.2 million (subject to certain potential adjustments) over the period from commencement of the SLMA in 2010 through the second half of 2013.  As of December 31, 2012, $83.9 million had been paid to Amdocs.

Lease Commitments

TDS and its subsidiaries have leases for certain plant facilities, office space, retail store sites, cell sites, data centers and data-processing equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.

As of December 31, 2012, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases Future Minimum Rental Payments	Operating Leases Future Minimum Rental Receipts
(Dollars in thousands)
2013	$171,449	$40,737
2014	145,112	35,317
2015	121,198	25,924
2016	99,753	15,294
2017	79,391	6,476
Thereafter	810,548	398
Total	$1,427,451	$124,146

For 2012, 2011 and 2010, rent expense for noncancellable long-term leases was $204.1 million, $187.4 million and $178.1 million, respectively; and rent expense under cancellable short-term leases was $10.4 million, $9.0 million and $10.9 million, respectively.

Rent revenue totaled $41.6 million, $39.2 million and $35.4 million in 2012, 2011 and 2010, respectively.

Indemnifications

TDS enters into agreements in the normal course of business that provide for indemnification of counterparties. The terms of the indemnifications vary by agreement. The events or circumstances that would require TDS to perform under these indemnities are transaction specific; however, these agreements may require TDS to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction. TDS is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time. Historically, TDS has not made any significant indemnification payments under such agreements.

Legal Proceedings

TDS is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts. If TDS believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss. If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued. The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events. The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures. The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

TDS has accrued $1.7 million and $1.9 million with respect to legal proceedings and unasserted claims as of December 31, 2012 and 2011, respectively. TDS has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss. TDS does not believe that the amount of any contingent loss in excess of the amounts accrued would be material.